CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (25,146,000)	$ (14,228,000)		$ (86,558,000)		$ (84,038,000)	$ (75,438,000)
Other comprehensive (loss) gain:
Unrealized holding loss on marketable securities	(194,000)			(79,000)		(24,000)	27,000
Comprehensive loss	$ (25,340,000)	$ (14,228,000)		$ (86,637,000)		$ (84,062,000)	$ (75,411,000)
Tyme Technologies, Inc. and Subsidiaries [Member]
Net loss			$ (23,626,047)		$ (28,978,763)
Other comprehensive (loss) gain:
Unrealized holding loss on marketable securities			(544,264,000)
Comprehensive loss			$ (24,170,311,000)		$ (28,978,763,000)